UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21224

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Annual Report

September 30, 2016

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)     •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report September 30, 2016

Eaton Vance

Municipal Bond Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Endnotes and Additional Disclosures	12

Financial Statements	13

Report of Independent Registered Public Accounting Firm	77

Federal Tax Information	78

Annual Meeting of Shareholders	79

Dividend Reinvestment Plan	80

Board of Trustees’ Contract Approval	82

Management and Organization	86

Important Notices	89

Eaton Vance

Municipal Bond Funds

September 30, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on October 1, 2015, U.S. Treasurys, along with municipal bonds, were about two months into a rally that would continue for most of the period.

In the closing months of 2015, concerns about the Chinese economy, falling commodity prices and uncertainty about the Federal Reserve Board’s (the Fed) interest rate decisions led many asset classes to experience dramatic volatility. But the municipal market, a high quality asset class with a generally improving credit landscape, continued its steady rally despite a Fed rate hike in December 2015. A combination of lower than expected new issue supply and strong inflows into municipal mutual funds in the final quarter of 2015 was an additional tailwind for the asset class.

In January of 2016, the municipal rally accelerated as U.S. equities experienced what was widely reported as their worst-ever start to a new year. The combination of plummeting oil prices and slowing economic growth in China helped drive a global “flight to quality,” with investors fleeing asset classes regarded as risky for the perceived safety of U.S. Treasurys and municipal bonds. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made Treasurys look attractive by comparison.

Great Britain’s June 2016 vote to leave the European Union, ongoing Fed caution, and mixed U.S. economic reports continued to fuel the municipal rally in the summer of 2016. Even the Commonwealth of Puerto Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal rally, as the market had expected the defaults for some time.

In the final month of the period, however, remarks by three central banks — the European Central Bank, the Bank of Japan and the Fed — seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September of 2016 and prices declined modestly for the month.

For the one-year period as a whole, the yield curve flattened for municipal AAA-rated7 issues. Rates rose in the one- to three-year area of the curve — driven in part by new money market regulations set to take effect in mid-October 2016 — but fell for maturities of four to 30 years. In general, longer maturities saw greater rate declines and thus better price performance. Across the yield curve, municipal bonds outperformed U.S. Treasurys for the period.

Fund Performance

For the fiscal year ended September 30, 2016, Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, New Jersey Municipal Bond Fund, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund shares at net asset value (NAV) outperformed the 8.72% return of the Funds’ benchmark, the Bloomberg Barclays Long (22+) Year Municipal Bond Index (the Index).2 During the same 12-month period, California Municipal Bond Fund II and New York Municipal Bond Fund II shares at NAV underperformed the Index.

The Funds’ overall strategy is to invest primarily in higher-quality bonds (rated A or higher).

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) financing, Auction Preferred Shares (APS) and Institutional MuniFund Term Preferred (iMTP) Shares6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of generally falling rates and rising prices in the medium- and long-maturity areas of the municipal yield curve, the use of leverage contributed to performance versus the Index — which does not employ leverage — for all eight Funds.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of generally positive performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from performance relative to the unhedged Index for all Funds except the Michigan and Ohio Funds, which did not use a hedging strategy during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Bond Funds

September 30, 2016

Management’s Discussion of Fund Performance—continued

Fund-specific Results

Eaton Vance Municipal Bond Fund II shares at NAV returned 9.27%, outperforming the 8.72% return of the Index. Significant contributors to relative results versus the Index included leverage, as noted above; security selection in the special tax sector, which was the best-performing sector in the Index during the period; and security selection and an overweight, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period. The main detractors from performance relative to the Index were the Fund’s hedging strategy, an underweight in BBB-rated bonds, and an overweight in prerefunded, or escrowed, bonds.

Eaton Vance California Municipal Bond Fund II shares at NAV returned 8.18%, underperforming the 8.72% return of the Index. Detractors from results versus the Index included the Fund’s hedging strategy, an overweight in prerefunded bonds, and an underweight in A-rated and BBB-rated bonds. In contrast, performance versus the Index was helped by leverage, an overweight in zero-coupon bonds, and an overweight and security selection in insured Puerto Rico bonds. The majority of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period. As the period ended, the situation in Puerto Rico was continuing to evolve.

Eaton Vance Massachusetts Municipal Bond Fund shares at NAV returned 11.32%, outperforming the 8.72% return of the Index. Key contributors to performance relative to the Index included leverage, an overweight in insured Puerto Rico bonds, an overweight in the education sector, and an overweight in general obligation bonds. In contrast, the Fund’s hedging strategy, an overweight in prerefunded bonds, and an underweight in BBB-rated bonds detracted from performance versus the Index.

Eaton Vance Michigan Municipal Bond Fund shares at NAV returned 11.59%, outperforming the 8.72% return of the Index. Leverage, an overweight in insured Puerto Rico bonds, security selection in the electric utility sector, and security selection in the water and sewer sector all contributed to results versus the Index. Detractors from Fund performance versus the Index included an overweight in prerefunded bonds; an underweight in the transportation sector, which was the second-best-performing sector in the Index during the period; and an underweight in BBB-rated bonds.

Eaton Vance New Jersey Municipal Bond Fund shares at NAV returned 12.67%, outperforming the 8.72% return of the Index. Contributors to performance versus the Index included leverage, an overweight in zero-coupon bonds, and an overweight in A-rated bonds. Detractors from results relative to the Index included the Fund’s hedging strategy, an overweight in prerefunded bonds, and an underweight in bonds with 22 or more years remaining to maturity.

Eaton Vance New York Municipal Bond Fund II shares at NAV returned 8.28%, underperforming the 8.72% return of the Index. Fund performance versus the Index was hurt by the Fund’s hedging strategy, an overweight in prerefunded bonds, and an underweight in A-rated and BBB-rated bonds. Contributors to results versus the Index included leverage, an overweight in the special tax sector, and an overweight and security selection in insured Puerto Rico bonds.

Eaton Vance Ohio Municipal Bond Fund shares at NAV returned 11.24%, outperforming the 8.72% return of the Index. Key contributors to results versus the Index included leverage, an overweight in insured Puerto Rico bonds, and an overweight in zero-coupon bonds. In contrast, an overweight in prerefunded bonds, an underweight in the transportation sector, and an underweight in bonds with 22 or more years remaining to maturity all detracted from performance relative to the Index.

Eaton Vance Pennsylvania Municipal Bond Fund shares at NAV returned 12.08%, outperforming the 8.72% return of the Index. Leverage contributed to performance versus the Index, as did an overweight and security selection in insured Puerto Rico bonds and an overweight in zero-coupon bonds. In contrast, the Fund’s hedging strategy, an overweight in prerefunded bonds, and an underweight in the transportation sector detracted from performance relative to the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Bond Fund II

September 30, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	9.27%	9.71%	5.57%
Fund at Market Price	—	13.07	6.51	5.41
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				–4.86%

Distributions[5]
Total Distributions per share for the period				$0.672
Distribution Rate at NAV				4.35%
Taxable-Equivalent Distribution Rate at NAV				7.69%
Distribution Rate at Market Price				4.57%
Taxable-Equivalent Distribution Rate at Market Price				8.07%

% Total Leverage[6]
Auction Preferred Shares (APS)				2.07%
Institutional MuniFund Term Preferred (iMTP) Shares				17.42
Residual Interest Bond (RIB) Financing				18.57

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Bond Fund II

September 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	8.18%	9.00%	5.09%
Fund at Market Price	—	8.99	7.27	5.20
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				–3.56%

Distributions[5]
Total Distributions per share for the period				$0.641
Distribution Rate at NAV				3.93%
Taxable-Equivalent Distribution Rate at NAV				8.01%
Distribution Rate at Market Price				4.07%
Taxable-Equivalent Distribution Rate at Market Price				8.29%

% Total Leverage[6]
APS				1.07%
iMTP Shares				29.59
RIB Financing				6.74

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	11.32%	8.01%	5.82%
Fund at Market Price	—	16.93	6.77	4.98
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				–4.98%

Distributions[5]
Total Distributions per share for the period				$0.658
Distribution Rate at NAV				3.67%
Taxable-Equivalent Distribution Rate at NAV				6.83%
Distribution Rate at Market Price				3.86%
Taxable-Equivalent Distribution Rate at Market Price				7.19%

% Total Leverage[6]
APS				1.44%
iMTP Shares				29.85
RIB Financing				3.16

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	11.59%	8.43%	6.24%
Fund at Market Price	—	21.36	7.95	6.56
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				–5.22%

Distributions[5]
Total Distributions per share for the period				$0.706
Distribution Rate at NAV				4.03%
Taxable-Equivalent Distribution Rate at NAV				7.44%
Distribution Rate at Market Price				4.25%
Taxable-Equivalent Distribution Rate at Market Price				7.84%

% Total Leverage[6]
APS				7.54%
iMTP Shares				28.32

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	12.67%	8.78%	5.80%
Fund at Market Price	—	18.43	7.66	5.04
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				–3.67%

Distributions[5]
Total Distributions per share for the period				$0.713
Distribution Rate at NAV				4.19%
Taxable-Equivalent Distribution Rate at NAV				8.13%
Distribution Rate at Market Price				4.35%
Taxable-Equivalent Distribution Rate at Market Price				8.44%

% Total Leverage[6]
APS				3.55%
iMTP Shares				27.70
RIB Financing				5.96

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Bond Fund II

September 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	8.28%	7.33%	4.90%
Fund at Market Price	—	15.94	6.80	5.68
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				–1.45%

Distributions[5]
Total Distributions per share for the period				$0.662
Distribution Rate at NAV				4.26%
Taxable-Equivalent Distribution Rate at NAV				8.25%
Distribution Rate at Market Price				4.32%
Taxable-Equivalent Distribution Rate at Market Price				8.37%

% Total Leverage[6]
APS				2.94%
iMTP Shares				19.30
RIB Financing				18.63

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	11.24%	9.62%	5.29%
Fund at Market Price	—	26.20	9.01	5.99
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				+1.69%

Distributions[5]
Total Distributions per share for the period				$0.669
Distribution Rate at NAV				4.08%
Taxable-Equivalent Distribution Rate at NAV				7.59%
Distribution Rate at Market Price				4.02%
Taxable-Equivalent Distribution Rate at Market Price				7.48%

% Total Leverage[6]
APS				3.98%
iMTP Shares				26.09
RIB Financing				3.75

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	12.08%	8.84%	6.22%
Fund at Market Price	—	25.00	8.41	6.21
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.72%	6.42%	5.29%

% Premium/Discount to NAV[4]
				–3.04%

Distributions[5]
Total Distributions per share for the period				$0.753
Distribution Rate at NAV				4.37%
Taxable-Equivalent Distribution Rate at NAV				7.97%
Distribution Rate at Market Price				4.50%
Taxable-Equivalent Distribution Rate at Market Price				8.20%

% Total Leverage[6]
APS				1.84%
iMTP Shares				29.48
RIB Financing				4.89

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

11

Eaton Vance

Municipal Bond Funds

September 30, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Prior to August 24, 2016, Bloomberg Barclays Long (22+) Year Municipal Bond Index was named Barclays Long (22+) Year Municipal Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com.

The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Bond Fund II

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 157.9%

Security	Principal Amount (000’s omitted)	Value

Education — 8.1%
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	$565	$651,666
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,980,802
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	2,006,598
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	2,977,287
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,664,880
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	549,085
University of Virginia, 5.00%, 6/1/40	1,500	1,603,545

		$11,433,863

Electric Utilities — 2.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$393,442
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,457,755
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	787,860
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	605,440

		$3,244,497

Escrowed / Prerefunded — 3.6%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,522,850
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	121,219
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,443,607
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,073,680

		$5,161,356

General Obligations — 23.3%
California, 5.00%, 12/1/30	$610	$751,801
California, 5.00%, 10/1/33	2,150	2,655,228
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,868,093
Clark County, NV, 5.00%, 7/1/33	500	593,230
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,313,225

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Hawaii, 5.00%, 12/1/29	$2,500	$2,918,575
Hawaii, 5.00%, 12/1/30	1,000	1,177,990
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,295,400
Mississippi, 5.00%, 10/1/36(1)	1,725	2,023,115
New York, 5.00%, 2/15/34(1)	2,750	3,198,525
New York, NY, 5.00%, 8/1/31	2,000	2,395,080
Oregon, 5.00%, 8/1/36	1,000	1,165,040
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	2,110	2,529,362
Washington, 5.00%, 2/1/35(1)	5,250	6,260,310

		$33,144,974

Hospital — 8.2%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$431,284
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.25%, 11/15/36	1,285	1,292,325
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/38	1,120	389,592
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/39	3,000	990,720
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	723,855
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,804,262
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/46	2,500	2,940,975
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	2,695	3,096,285

		$11,669,298

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$633,901

		$633,901

Insured – Electric Utilities — 4.5%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,542,428
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	860,898

		$6,403,326

Insured – Escrowed / Prerefunded — 16.8%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,112,890

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	$670	$727,580
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	456,095
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	719,987
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,347,752
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,352,538
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), (AMBAC), (BHAC), Prerefunded to 4/1/17, 5.00%, 4/1/31	1,555	1,587,826
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	622,031
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	235,019
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	475,635
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	3,068,422
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,465,670
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	143,259
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,614,415
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	3,900	4,192,968
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,768,716

		$23,890,803

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$1,018,395

		$1,018,395

Insured – Hospital — 9.7%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,844,378
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,600,080
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,657,500

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	$2,090	$2,156,587
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	495	526,537
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,501,693
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,482,574

		$13,769,349

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,486,703

		$1,486,703

Insured – Lease Revenue / Certificates of Participation — 1.2%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,379,790
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	335,866

		$1,715,656

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,290,091
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,141,990

		$2,432,081

Insured – Solid Waste — 0.4%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$530	$592,975

		$592,975

Insured – Special Tax Revenue — 5.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,654,900
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,319,272
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	896,747

		$7,870,919

Insured – Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,105	$1,204,119

		$1,204,119

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 19.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$307,804
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	473,500
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	212,495
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	118,429
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,764,406
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,991,062
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,386,471
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)(2)	10,000	10,672,400
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,114,730
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	593,026
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,119,716
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	276,675
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	316,518
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	222,411
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,632,908

		$27,202,551

Insured – Water and Sewer — 5.8%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,712,270
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	105	109,813
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), Prerefunded to 11/15/17, 5.00%, 11/15/33	330	345,451
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,398,140
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	270,287
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	228,407
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	279,283
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	225,880
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,387,001

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	$1,220	$1,230,114

		$8,186,646

Lease Revenue / Certificates of Participation — 10.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,488,449
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,802,550
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,517,612

		$14,808,611

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,517,061
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	296,673

		$1,813,734

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$275,004

		$275,004

Special Tax Revenue — 10.6%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,312,482
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	489,357
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	259,247
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,169,501
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,042,133
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39(1)	1,750	1,776,285
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	3,800	4,472,600
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	554,089
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	2,035,310

		$15,111,004

15	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 16.8%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,189,450
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	785,792
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,212,562
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,914,094
Illinois Toll Highway Authority, 5.00%, 12/1/31	375	457,894
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	534,666
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	766,773
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	1,028,892
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,331,756
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,649,106
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,246,015
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	470,908
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	420,161
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,471,072
Port Authority of New York and New Jersey, 5.00%, 10/15/41	1,600	1,940,640
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,109,630
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,500	1,731,720
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,662,725

		$23,923,856

Water and Sewer — 5.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,743,435
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	430,863
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	333,612

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	$4,000	$4,853,160

		$7,361,070

Total Tax-Exempt Investments — 157.9% (identified cost $201,602,425)		$224,354,691

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.3)%		$(4,750,691)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (28.1)%		$(39,950,000)

Other Assets, Less Liabilities — (26.5)%		$(37,597,731)

Net Assets Applicable to Common Shares — 100.0%		$142,056,269

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At September 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.7%
Others, representing less than 10% individually	84.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 42.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,795,000.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Dec-16	$(4,958,627)	$(4,876,531)	$82,096

						$82,096

16	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 163.3%

Security	Principal Amount (000’s omitted)	Value

Education — 12.8%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$467,830
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	189,501
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	82,534
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	420,709
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	992,386
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	141,228
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	1,200	1,306,644
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	383,305
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	244,747
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	169,219
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	480,674
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	500,582
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	527,189
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	183,864
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	612,881

		$6,703,293

Electric Utilities — 5.8%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$803,744
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	506,835
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	150,451
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,133,700
Vernon, Electric System Revenue, 5.125%, 8/1/21	405	448,266

		$3,042,996

Escrowed / Prerefunded — 3.8%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,497,711

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	$285	$317,584
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	170	184,838

		$2,000,133

General Obligations — 34.9%
California, 5.00%, 10/1/31	$565	$702,046
California, 5.50%, 11/1/35	1,300	1,522,703
Midpeninsula Regional Open Space District, 5.00%, 9/1/27	1,135	1,486,419
Midpeninsula Regional Open Space District, 5.00%, 9/1/29	335	431,162
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	2,000	2,247,120
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,109,462
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,691,774
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	838,094
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	530,785
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	491,754
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	852,188
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,446,541
Southwestern Community College District, 5.00%, 8/1/27	485	634,264
Southwestern Community College District, 5.00%, 8/1/28	575	742,624
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,357,166
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,229,000

		$18,313,102

Hospital — 12.9%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,545,278
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	398,720
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	562,618
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	898,485
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/31	500	627,640
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	708,582
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	328,362

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	$1,000	$1,142,310
Washington Township Health Care District, 5.00%, 7/1/32	555	567,338

		$6,779,333

Insured – Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,135,281
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	656,482

		$1,791,763

Insured – Escrowed / Prerefunded — 27.1%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$752,412
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,551,856
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	708,456
Carlsbad Unified School District, (Election of 2006), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/32	1,500	1,556,595
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	3,007,899
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	102,862
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	530,007
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,394,737
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,077,159
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	390	420,514
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,866,130
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	1,225	1,251,240

		$14,219,867

Insured – General Obligations — 12.9%
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$2,471,662
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	793,835
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	581,130
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,910,496

		$6,757,123

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 3.6%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$1,750	$1,866,760

		$1,866,760

Insured – Special Tax Revenue — 7.2%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,557,979
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	540,270
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/34	1,400	1,699,446

		$3,797,695

Insured – Transportation — 5.5%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,536,336
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	335,610

		$2,871,946

Insured – Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$481,250

		$481,250

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$576,096

		$576,096

Other Revenue — 1.5%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 5.00%, 7/1/22	$200	$241,630
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 5.00%, 7/1/23	200	247,254
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 5.00%, 7/1/25	250	319,167

		$808,051

Special Tax Revenue — 7.0%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,591,126
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,474,824
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	612,080

		$3,678,030

19	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,319,389
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	617,981
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,208,093
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,482,325
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	713,575
San Jose, Airport Revenue, 5.00%, 3/1/20	500	564,545

		$5,905,908

Water and Sewer — 11.6%
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/34	$2,000	$2,464,600
Metropolitan Water District of Southern California, 5.00%, 1/1/39	1,050	1,147,009
Rancho California Water District Financing Authority, 5.00%, 8/1/46(3)	2,000	2,451,060

		$6,062,669

Total Tax-Exempt Investments — 163.3% (identified cost $77,945,048)		$85,656,015

Security	Principal Amount (000’s omitted)	Value

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.7)%		$(900,067)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.3)%		$(24,800,000)

Other Assets, Less Liabilities — (14.3)%		$(7,507,431)

Net Assets Applicable to Common Shares — 100.0%		$52,448,517

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 37.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 17.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $413,093.

(3)	When-issued security.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	15	Short	Dec-16	$(1,968,722)	$(1,966,875)	$1,847
U.S. Long Treasury Bond	15	Short	Dec-16	(2,564,807)	(2,522,344)	42,463

						$44,310

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 147.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$808,862
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	893,126

		$1,701,988

Education — 10.6%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$851,280
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	983,074
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,192,140

		$3,026,494

Escrowed / Prerefunded — 9.5%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$25	$26,916
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	70	75,366
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), Prerefunded to 8/15/17, 5.25%, 8/15/28	400	415,512
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,080,440
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,110,731

		$2,708,965

General Obligations — 10.0%
Boston, 4.00%, 4/1/24	$200	$226,024
Danvers, 5.25%, 7/1/36	565	669,536
Plymouth, 5.00%, 5/1/26	250	291,580
Plymouth, 5.00%, 5/1/31	225	259,954
Plymouth, 5.00%, 5/1/32	205	236,847
Wayland, 5.00%, 2/1/33	340	392,346
Wayland, 5.00%, 2/1/36	510	587,357
Winchester, 5.00%, 4/15/36	160	185,707

		$2,849,351

Hospital — 19.3%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	$400	$502,672
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	120	144,127

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	$525	$642,243
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	750	888,225
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	837,434
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	500	553,660
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	750	827,040
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,083,580

		$5,478,981

Insured – Education — 14.9%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$965,930
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	773,010
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,489,750
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	1,018,305

		$4,246,995

Insured – Electric Utilities — 4.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,211,037

		$1,211,037

Insured – Escrowed / Prerefunded — 16.7%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,443,482
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	1,155	1,197,692
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,101,770

		$4,742,944

Insured – General Obligations — 9.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,638,853

		$2,638,853

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$247,678

		$247,678

Insured – Lease Revenue / Certificates of Participation — 4.7%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,328,440

		$1,328,440

Insured – Other Revenue — 2.1%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$600,298

		$600,298

Insured – Special Tax Revenue — 12.2%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$605	$757,502
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	985,151
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	548,496
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5	5,185
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	1,013,565
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	155,517

		$3,465,416

Insured – Water and Sewer — 4.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,346,774

		$1,346,774

Other Revenue — 3.1%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	$320	$353,504
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	541,303

		$894,807

Special Tax Revenue — 4.8%
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	$1,210	$1,368,934

		$1,368,934

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.8%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,119,490
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	555,345
Massachusetts Port Authority, 5.00%, 7/1/28	250	286,490
Massachusetts Port Authority, 5.00%, 7/1/34	435	491,285
Massachusetts Port Authority, 5.00%, 7/1/45	750	896,550

		$3,349,160

Water and Sewer — 3.0%
Boston Water & Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/27	$750	$843,419

		$843,419

Total Tax-Exempt Investments — 147.8% (identified cost $36,132,646)		$42,050,534

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.2)%		$(625,023)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (45.5)%		$(12,950,000)

Other Assets, Less Liabilities — (0.1)%		$(36,058)

Net Assets Applicable to Common Shares — 100.0%		$28,439,453

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 47.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 16.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $518,305.

22	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Dec-16	$(1,538,884)	$(1,513,406)	$25,478

						$25,478

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

23	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 152.4%

Security	Principal Amount (000’s omitted)	Value

Education — 5.9%
Michigan Technological University, 4.00%, 10/1/36	$570	$616,239
Wayne State University, 5.00%, 11/15/40	675	782,102

		$1,398,341

Electric Utilities — 7.4%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$1,000,355
Michigan Public Power Agency, 5.00%, 1/1/43	700	764,694

		$1,765,049

General Obligations — 25.8%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$544,830
Comstock Park Public Schools, 5.125%, 5/1/31	205	235,037
Comstock Park Public Schools, 5.25%, 5/1/33	165	191,738
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	772,737
Grass Lake Community Schools, 5.00%, 5/1/30	430	516,890
Lansing Community College, 5.00%, 5/1/30	1,000	1,184,130
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	810,810
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	742,886
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,162,750

		$6,161,808

Hospital — 23.6%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$847,290
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	570,125
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	847,133
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	849,360
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	573,650
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	781,354
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,151,870

		$5,620,782

Insured – Bond Bank — 3.0%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$714,014

		$714,014

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 2.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$467,629

		$467,629

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$657,543

		$657,543

Insured – Escrowed / Prerefunded — 32.4%
Battle Creek, (BAM), Prerefunded to 6/1/18, 5.00%, 6/1/33	$250	$267,223
Grand Rapids Water Supply System, (AGC), Prerefunded to 1/1/19, 5.00%, 1/1/29	1,000	1,091,800
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	440	231,462
Michigan Building Authority, (AGM), (FGIC), Prerefunded to 10/15/16, 0.00%, 10/15/29	560	294,588
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	1,440	720,029
Michigan Building Authority, (NPFG), Prerefunded to 10/15/16, 0.00%, 10/15/30	1,060	530,021
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,139,165
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,344,086
Royal Oak, (AGC), Prerefunded to 10/1/18, 6.25%, 10/1/28	1,000	1,107,010

		$7,725,384

Insured – General Obligations — 25.3%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$590,415
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	859,268
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,275,377
Pinconning Area Schools, (AGM), Prerefunded to 5/1/17, 5.00%, 5/1/33	1,000	1,023,050
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	587,595
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,108,887
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	584,340

		$6,028,932

Insured – Special Tax Revenue — 1.3%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$198,895
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	124,212

		$323,107

24	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 9.0%
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,769,700
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	366,090

		$2,135,790

Lease Revenue / Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,100,990

		$1,100,990

Special Tax Revenue — 4.9%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,165,300

		$1,165,300

Water and Sewer — 4.5%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$789,186
Port Huron, Water Supply System, 5.25%, 10/1/31	250	278,530

		$1,067,716

Total Tax-Exempt Investments — 152.4% (identified cost $32,777,759)		$36,332,385

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.7)%		$(2,800,313)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.2)%		$(10,525,000)

Other Assets, Less Liabilities — 3.5%		$827,705

Net Assets Applicable to Common Shares — 100.0%		$23,834,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 49.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 15.6% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 157.4%

Security	Principal Amount (000’s omitted)	Value

Education — 4.7%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$402,713
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	248,084
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	409,172
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	799,537

		$1,859,506

Escrowed / Prerefunded — 2.4%
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	$515	$531,094
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	146,770
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	276,175

		$954,039

General Obligations — 4.0%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,586,406

		$1,586,406

Hospital — 12.0%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$297,375
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	489,123
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	346,542
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	870,068
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	400	490,136
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	685	818,945
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,412,508

		$4,724,697

Security	Principal Amount (000’s omitted)	Value

Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$1,017,804

		$1,017,804

Insured – Education — 2.6%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$924,692
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	85	90,103
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	21,294

		$1,036,089

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$662,933
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	366,393

		$1,029,326

Insured – Escrowed / Prerefunded — 21.5%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,124,050
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	320	347,155
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	369,543
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	391,644
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	415,964
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,093,560
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	771,050
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,070,906
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	924,790
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 4.75%, 7/1/34	1,060	1,131,857
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	255	273,393
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	113,486
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	422,993

		$8,450,391

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 28.2%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$2,081,948
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,631,445
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	1,038,020
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	4,047,126
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,312,379

		$11,110,918

Insured – Hospital — 5.4%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$170	$180,831
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	245	260,609
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,671,510

		$2,112,950

Insured – Lease Revenue / Certificates of Participation — 7.4%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,379,790
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	498,383
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	415,904
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	632,315

		$2,926,392

Insured – Special Tax Revenue — 13.7%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$914,030
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	650,565
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,481
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,794,758
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	813,590
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	223,177

		$5,374,601

Insured – Transportation — 9.5%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$793,020
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	2,011,920

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	$720	$746,035
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	200,745

		$3,751,720

Insured – Water and Sewer — 10.9%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,686,130
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	593,769

		$4,279,899

Lease Revenue / Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$465	$495,281

		$495,281

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$744,997

		$744,997

Student Loan — 2.7%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,071,304

		$1,071,304

Transportation — 20.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$658,493
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	234,167
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,308,332
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,273,772
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	2,000	2,425,800
South Jersey Transportation Authority, 5.00%, 11/1/39	200	227,142

		$8,127,706

Water and Sewer — 3.4%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$789,339
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	30	36,354

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	$1,000	$520,040

		$1,345,733

Total Tax-Exempt Investments — 157.4% (identified cost $54,438,143)		$61,999,759

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.6)%		$(2,225,332)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.1)%		$(17,375,000)

Other Assets, Less Liabilities — (7.7)%		$(3,014,230)

Net Assets Applicable to Common Shares — 100.0%		$39,385,197

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 64.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 22.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Dec-16	$(2,393,820)	$(2,354,188)	$39,632

						$39,632

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 166.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 18.2%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$844,868
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	5,000	5,587,949

		$6,432,817

Education — 19.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$128,743
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	712,490
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	70,136
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,485,541
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,454,023
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	120,938
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	677,051
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	378,696
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,148,380
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	619,226

		$6,795,224

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,413,367

		$1,413,367

Escrowed / Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$343,338

		$343,338

General Obligations — 10.3%
Long Beach City School District, 4.50%, 5/1/26	$770	$854,723
New York, 5.00%, 2/15/34(1)	1,000	1,163,100
New York City, 5.00%, 8/1/34(1)	1,350	1,617,071

		$3,634,894

Security	Principal Amount (000’s omitted)	Value

Hospital — 11.9%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 4.00%, 7/1/41	$755	$822,739
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	745	901,338
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	151,600
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	200,788
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	547,670
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	266,474
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,098,224
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	165	195,178

		$4,184,011

Housing — 2.9%
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	$500	$492,380
New York Mortgage Agency, 3.55%, 10/1/33	495	514,548

		$1,006,928

Industrial Development Revenue — 1.4%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$509,094

		$509,094

Insured – Education — 17.2%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$298,941
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,186,121
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	383,719
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	608,013
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	850	878,620
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,704,959

		$6,060,373

29	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$558,045
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	564,420

		$1,122,465

Insured – Escrowed / Prerefunded — 9.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), Prerefunded to 11/15/16, 5.00%, 11/15/31	$1,000	$1,005,330
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	991,636
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	192,772
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	197,982
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	219,410
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	229,858
William Floyd Union Free School District, (AGC), Prerefunded to 12/15/20, 4.00%, 12/15/24	350	393,431

		$3,230,419

Insured – General Obligations — 8.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$593,465
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	627,318
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	271,805
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	194,255
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	199,844
Oyster Bay, (AGM), 4.00%, 8/1/28	725	793,904
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	410,615

		$3,091,206

Insured – Hospital — 3.0%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$530,840
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	517,845

		$1,048,685

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 2.9%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,028,223

		$1,028,223

Insured – Special Tax Revenue — 3.9%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$591,192
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	553,418
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	239,334

		$1,383,944

Other Revenue — 8.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$631,708
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,217,709

		$2,849,417

Special Tax Revenue — 23.2%
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/36	$1,000	$1,230,500
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	500	588,500
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,309,432
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	757,894
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,215,422
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	601,375
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31	390	489,680

		$8,192,803

Transportation — 17.7%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,304,420
Nassau County Bridge Authority, 5.00%, 10/1/35	350	391,772
Nassau County Bridge Authority, 5.00%, 10/1/40	65	72,413
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,365,174
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	198,069
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	993,274

30	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	$340	$362,130
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	541,405

		$6,228,657

Total Tax-Exempt Investments — 166.2% (identified cost $53,982,902)		$58,555,865

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.0)%		$(1,750,196)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (32.6)%		$(11,500,000)

Other Assets, Less Liabilities — (28.6)%		$(10,065,353)

Net Assets Applicable to Common Shares — 100.0%		$35,240,316

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 29.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 11.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $213,500.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Dec-16	$(2,564,807)	$(2,522,344)	$42,463

						$42,463

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.

FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 147.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.5%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$820,610
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	740	855,751

		$1,676,361

Education — 6.9%
Kent State University, 5.00%, 5/1/30	$365	$455,750
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	305	341,023
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	600,095
Ohio State University, 5.00%, 12/1/30	455	608,699
Wright State University, 5.00%, 5/1/31	500	572,895

		$2,578,462

Electric Utilities — 3.9%
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	$615	$672,281
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	180	217,062
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	589,690

		$1,479,033

Escrowed / Prerefunded — 11.0%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$997,605
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,150,080
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	524,730
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	262,215
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,172,517

		$4,107,147

General Obligations — 3.6%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$317,868
Lakewood City School District, 5.00%, 11/1/39	400	475,500

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	$500	$573,935

		$1,367,303

Hospital — 15.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$987,302
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	496,021
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	297,340
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	277,828
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	561,885
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	844,800
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	532,785
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	565,865
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	514,625
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	666,259
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	192,245

		$5,936,955

Insured – Education — 10.1%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$87,489
Kent State University, (AGC), 5.00%, 5/1/29	30	32,808
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,024,780
Ohio University, (AGM), 5.00%, 12/1/33	500	530,640
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,112,760

		$3,788,477

Insured – Electric Utilities — 18.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$42,235
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	2,058,870
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	466,620
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,917,750

32	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$305	$328,772

		$6,814,247

Insured – Escrowed / Prerefunded — 21.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$699,699
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	1,015,082
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	364,105
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,094,520
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,496,698
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	545,226
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	96,216
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	160,333
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	513,975
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,027,950
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	378,922
University of Akron, Series B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	640	673,389

		$8,066,115

Insured – General Obligations — 14.0%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$503,838
Cincinnati, City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	678,930
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,940,160
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,129,860

		$5,252,788

Insured – Hospital — 5.0%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)(2)	$1,760	$1,854,618

		$1,854,618

Insured – Special Tax Revenue — 11.2%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,069,667

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	$3,665	$3,062,621
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	50,492

		$4,182,780

Insured – Transportation — 4.3%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$550,162
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	599,720
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	479,883

		$1,629,765

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$551,713

		$551,713

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$411,537

		$411,537

Senior Living / Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$600,400
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	419,153
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	218,346
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	264,240

		$1,502,139

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$596,615

		$596,615

Transportation — 3.3%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$123,340
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,118,740

		$1,242,080

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	$1,000	$1,089,120

33	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	$500	$595,020
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	358,632

		$2,042,772

Total Tax-Exempt Investments — 147.2% (identified cost $47,639,760)		$55,080,907

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.0)%		$(2,250,404)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (39.4)%		$(14,750,000)

Other Assets, Less Liabilities — (1.8)%		$(660,157)

Net Assets Applicable to Common Shares — 100.0%		$37,420,346

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 58.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 19.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $823,738.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 154.5%

Security	Principal Amount (000’s omitted)	Value

Education — 29.0%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/29	$530	$652,674
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	449,978
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	899,123
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,761,795
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	908,430
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	113,593
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	163,146
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	285	348,207
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	224,612
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	322,029
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	272,336
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	705,618
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	816,395
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,832,603
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	496,113
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,016,695
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	871,995
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	305,023
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	645,788

		$12,806,153

Escrowed / Prerefunded — 3.3%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,251,180
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	206,087

		$1,457,267

Security	Principal Amount (000’s omitted)	Value

General Obligations — 13.1%
Chester County, 4.00%, 7/15/29	$250	$295,065
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,325,290
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,316,920
West York Area School District, 5.00%, 4/1/33	750	868,717

		$5,805,992

Hospital — 14.7%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$832,170
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,132,060
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	532,070
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,261,837
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	566,430
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	282,588
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	750,958
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	861,045
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	291,180

		$6,510,338

Housing — 1.6%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$195,535
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	524,755

		$720,290

Insured – Education — 4.2%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	$500	$530,880
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	398,160
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	929,040

		$1,858,080

35	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$537,476
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	820,283

		$1,357,759

Insured – Escrowed / Prerefunded — 20.9%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,250	$1,424,350
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	723,327
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	1,000	1,057,310
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	151,333
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,620	1,752,208
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	534,760
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,530	1,599,141
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	542,575
Philadelphia Gas Works, (AMBAC), Prerefunded to 10/1/17, 5.00%, 10/1/37	890	926,713
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	94,050
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	93,979
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	364,861

		$9,264,607

Insured – General Obligations — 22.2%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$605,110
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	867,638
Luzerne County, (AGM), 5.00%, 11/15/29	250	291,738
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,279,622
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,481,519
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,606,935
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,043,490
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,629,322

		$9,805,374

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$324,608

		$324,608

Insured – Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,109,480

		$1,109,480

Insured – Lease Revenue / Certificates of Participation — 4.1%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$545,055
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,258,849

		$1,803,904

Insured – Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,126,430
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	261,551

		$1,387,981

Insured – Transportation — 6.4%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$303,971
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,518,824

		$2,822,795

Insured – Water and Sewer — 10.7%
Allegheny County Sanitation Authority, (BHAC), (FGIC), Prerefunded to 6/1/17, 5.00%, 12/1/32	$300	$308,463
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	568,270
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	915,938
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,579,076
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,356,576

		$4,728,323

Special Tax Revenue — 4.0%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,777,395

		$1,777,395

36	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 7.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$518,982
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	814,008
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,152,460
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	325	370,211
Philadelphia Airport Revenue, 5.25%, 6/15/27	500	559,255

		$3,414,916

Water and Sewer — 3.2%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$568,065
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	829,183

		$1,397,248

Total Tax-Exempt Investments — 154.5% (identified cost $61,469,416)		$68,352,510

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.9)%		$(1,275,050)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (46.2)%		$(20,450,000)

Other Assets, Less Liabilities — (5.4)%		$(2,372,885)

Net Assets Applicable to Common Shares — 100.0%		$44,254,575

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 50.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $916,920.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Dec-16	$(3,419,743)	$(3,363,125)	$56,618

						$56,618

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Assets and Liabilities

	September 30, 2016
Assets	Municipal Fund II		California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$201,602,425		$77,945,048	$36,132,646	$32,777,759
Unrealized appreciation	22,752,266		7,710,967	5,917,888	3,554,626
Investments, at value	$224,354,691		$85,656,015	$42,050,534	$36,332,385
Cash	$2,094,886		$—	$810,246	$346,680
Restricted cash*	118,000		82,000	37,000	—
Interest receivable	2,847,983		780,573	458,092	464,009
Receivable for variation margin on open financial futures contracts	42,594		28,359	13,219	—
Deferred debt issuance costs	27,332		8,630	—	—
Deferred offering costs	239,326		156,243	94,919	85,355
Total assets	$229,724,812		$86,711,820	$43,464,010	$37,228,429

Liabilities
Payable for floating rate notes issued	$42,595,000		$5,650,000	$1,370,000	$—
Institutional MuniFund Term Preferred Shares, at liquidation value	39,950,000		24,800,000	12,950,000	10,525,000
Payable for when-issued securities	—		2,445,200	—	—
Due to custodian	—		335,880	—	—
Payable to affiliate:
Investment adviser fee	103,857		37,927	19,641	16,824
Interest expense and fees payable	149,085		20,431	1,975	—
Accrued expenses	119,910		73,798	57,918	51,515
Total liabilities	$82,917,852		$33,363,236	$14,399,534	$10,593,339
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,750,691		$900,067	$625,023	$2,800,313
Net assets applicable to common shares	$142,056,269		$52,448,517	$28,439,453	$23,834,777

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134		$38,864	$17,685	$15,001
Additional paid-in capital	142,882,326		56,021,506	25,407,057	21,297,071
Accumulated net realized loss	(23,794,038)		(11,546,810)	(3,001,029)	(1,106,989)
Accumulated undistributed net investment income	33,485		179,680	72,374	75,068
Net unrealized appreciation	22,834,362		7,755,277	5,943,366	3,554,626
Net assets applicable to common shares	$142,056,269		$52,448,517	$28,439,453	$23,834,777

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	190	(1)	36	25	112

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,598		992	518	421

Common Shares Outstanding	10,013,381		3,886,356	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.19		$13.50	$16.08	$15.89

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 62 Series A shares and 128 Series B shares.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Assets and Liabilities — continued

	September 30, 2016
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$54,438,143	$53,982,902	$47,639,760	$61,469,416
Unrealized appreciation	7,561,616	4,572,963	7,441,147	6,883,094
Investments, at value	$61,999,759	$58,555,865	$55,080,907	$68,352,510
Cash	$28,213	$336,086	$882,472	$93,466
Restricted cash*	58,000	61,000	—	81,000
Interest receivable	606,687	651,929	562,406	794,063
Receivable for variation margin on open financial futures contracts	20,563	22,031	—	29,375
Receivable from the transfer agent	—	—	2,419	—
Deferred offering costs	119,809	88,965	106,352	134,369
Total assets	$62,833,031	$59,715,876	$56,634,556	$69,484,783

Liabilities
Payable for floating rate notes issued	$3,740,000	$11,100,000	$2,120,000	$3,390,000
Institutional MuniFund Term Preferred Shares, at liquidation value	17,375,000	11,500,000	14,750,000	20,450,000
Payable to affiliate:
Investment adviser fee	28,005	26,123	25,584	31,384
Interest expense and fees payable	14,203	31,196	6,629	16,930
Accrued expenses	65,294	68,045	61,593	66,844
Total liabilities	$21,222,502	$22,725,364	$16,963,806	$23,955,158
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$2,225,332	$1,750,196	$2,250,404	$1,275,050
Net assets applicable to common shares	$39,385,197	$35,240,316	$37,420,346	$44,254,575

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,792	$25,565	$25,378	$29,600
Additional paid-in capital	37,294,930	36,654,528	36,118,796	42,784,848
Accumulated net realized loss	(5,696,442)	(6,183,089)	(6,263,210)	(5,691,266)
Accumulated undistributed net investment income	159,669	127,886	98,235	191,681
Net unrealized appreciation	7,601,248	4,615,426	7,441,147	6,939,712
Net assets applicable to common shares	$39,385,197	$35,240,316	$37,420,346	$44,254,575

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	89	70	90	51

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	695	460	590	818

Common Shares Outstanding	2,579,166	2,556,510	2,537,774	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.27	$13.78	$14.75	$14.95

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Operations

	Year Ended September 30, 2016
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$9,140,331	$3,367,758	$1,672,908	$1,522,639
Total investment income	$9,140,331	$3,367,758	$1,672,908	$1,522,639

Expenses
Investment adviser fee	$1,257,691	$464,976	$236,350	$202,362
Trustees’ fees and expenses	12,649	4,980	2,788	2,458
Custodian fee	63,396	33,423	24,479	23,076
Transfer and dividend disbursing agent fees	17,988	17,978	17,983	17,983
Legal and accounting services	96,620	60,998	46,669	45,807
Printing and postage	20,639	9,861	8,020	7,555
Amortization of offering costs	78,295	51,092	31,007	27,869
Interest expense and fees	822,339	280,881	148,007	109,839
Auction preferred shares service fee	10,387	3,200	1,025	2,111
Miscellaneous	90,097	67,066	61,266	60,042
Total expenses	$2,470,101	$994,455	$577,594	$499,102

Net investment income	$6,670,230	$2,373,303	$1,095,314	$1,023,537

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$399,511	$452,695	$20,609	$—
Extinguishment of debt	(33)	(3,203)	—	—
Financial futures contracts	(638,363)	(418,419)	(198,113)	—
Net realized gain (loss)	$(238,885)	$31,073	$(177,504)	$—
Change in unrealized appreciation (depreciation) —
Investments	$3,720,177	$399,229	$1,370,536	$1,005,211
Financial futures contracts	163,486	107,062	50,737	—
Net change in unrealized appreciation (depreciation)	$3,883,663	$506,291	$1,421,273	$1,005,211

Net realized and unrealized gain	$3,644,778	$537,364	$1,243,769	$1,005,211

Distributions to auction preferred shareholders
From net investment income	$(34,297)	$(11,631)	$(6,274)	$(17,098)

Discount on redemption and repurchase of auction preferred shares	$1,797,750	$1,116,000	$582,750	$473,625

Net increase in net assets from operations	$12,078,461	$4,015,036	$2,915,559	$2,485,275

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Operations — continued

	Year Ended September 30, 2016
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$2,503,886	$2,281,696	$2,344,794	$2,903,142
Total investment income	$2,503,886	$2,281,696	$2,344,794	$2,903,142

Expenses
Investment adviser fee	$332,213	$316,711	$301,818	$377,469
Trustees’ fees and expenses	3,719	3,563	3,403	4,145
Custodian fee	28,445	27,472	26,735	30,961
Transfer and dividend disbursing agent fees	17,983	17,983	17,990	17,979
Legal and accounting services	62,509	55,951	50,374	53,938
Printing and postage	8,869	8,618	9,285	10,746
Amortization of offering costs	39,173	29,054	34,748	43,926
Interest expense and fees	203,145	189,951	168,245	241,759
Auction preferred shares service fee	2,185	2,881	3,676	4,386
Miscellaneous	63,915	63,966	64,248	66,100
Total expenses	$762,156	$716,150	$680,522	$851,409

Net investment income	$1,741,730	$1,565,546	$1,664,272	$2,051,733

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$118,090	$424,505	$120,419	$102,322
Financial futures contracts	(308,175)	(330,188)	—	(440,251)
Net realized gain (loss)	$(190,085)	$94,317	$120,419	$(337,929)
Change in unrealized appreciation (depreciation) —
Investments	$2,110,858	$443,391	$1,395,985	$2,063,125
Financial futures contracts	78,924	84,561	—	112,749
Net change in unrealized appreciation (depreciation)	$2,189,782	$527,952	$1,395,985	$2,175,874

Net realized and unrealized gain	$1,999,697	$622,269	$1,516,404	$1,837,945

Distributions to auction preferred shareholders
From net investment income	$(15,805)	$(12,081)	$(14,782)	$(11,340)

Discount on redemption and repurchase of auction preferred shares	$781,875	$517,500	$663,750	$920,250

Net increase in net assets from operations	$4,507,497	$2,693,234	$3,829,644	$4,798,588

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Changes in Net Assets

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$6,670,230	$2,373,303	$1,095,314	$1,023,537
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(238,885)	31,073	(177,504)	—
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,883,663	506,291	1,421,273	1,005,211
Distributions to auction preferred shareholders —
From net investment income	(34,297)	(11,631)	(6,274)	(17,098)
Discount on redemption and repurchase of auction preferred shares	1,797,750	1,116,000	582,750	473,625
Net increase in net assets from operations	$12,078,461	$4,015,036	$2,915,559	$2,485,275
Distributions to common shareholders —
From net investment income	$(6,729,703)	$(2,489,124)	$(1,163,327)	$(1,058,966)
Total distributions to common shareholders	$(6,729,703)	$(2,489,124)	$(1,163,327)	$(1,058,966)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$8,111	$—	$—
Net increase in net assets from capital share transactions	$—	$8,111	$—	$—

Net increase in net assets	$5,348,758	$1,534,023	$1,752,232	$1,426,309

Net Assets Applicable to Common Shares
At beginning of year	$136,707,511	$50,914,494	$26,687,221	$22,408,468
At end of year	$142,056,269	$52,448,517	$28,439,453	$23,834,777

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$33,485	$179,680	$72,374	$75,068

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,741,730	$1,565,546	$1,664,272	$2,051,733
Net realized gain (loss) from investment transactions and financial futures contracts	(190,085)	94,317	120,419	(337,929)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,189,782	527,952	1,395,985	2,175,874
Distributions to auction preferred shareholders —
From net investment income	(15,805)	(12,081)	(14,782)	(11,340)
Discount on redemption and repurchase of auction preferred shares	781,875	517,500	663,750	920,250
Net increase in net assets from operations	$4,507,497	$2,693,234	$3,829,644	$4,798,588
Distributions to common shareholders —
From net investment income	$(1,839,344)	$(1,692,030)	$(1,696,824)	$(2,228,821)
Total distributions to common shareholders	$(1,839,344)	$(1,692,030)	$(1,696,824)	$(2,228,821)
Capital share transactions —
Reinvestment of distributions to common shareholders	$2,749	$6,563	$11,488	$—
Net increase in net assets from capital share transactions	$2,749	$6,563	$11,488	$—

Net increase in net assets	$2,670,902	$1,007,767	$2,144,308	$2,569,767

Net Assets Applicable to Common Shares
At beginning of year	$36,714,295	$34,232,549	$35,276,038	$41,684,808
At end of year	$39,385,197	$35,240,316	$37,420,346	$44,254,575

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$159,669	$127,886	$98,235	$191,681

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,403,357	$2,930,458	$1,370,619	$1,191,590
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(1,364,090)	(45,199)	28,548	40,932
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,829,504	(685,088)	(219,982)	70,424
Distributions to auction preferred shareholders —
From net investment income	(57,510)	(33,091)	(17,500)	(16,766)
Net increase in net assets from operations	$7,811,261	$2,167,080	$1,161,685	$1,286,180
Distributions to common shareholders —
From net investment income	$(7,501,555)	$(2,840,330)	$(1,344,064)	$(1,185,216)
Total distributions to common shareholders	$(7,501,555)	$(2,840,330)	$(1,344,064)	$(1,185,216)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$7,189	$—	$—
Cost of shares repurchased (see Note 7)	—	—	—	(184,430)
Net increase (decrease) in net assets from capital share transactions	$—	$7,189	$—	$(184,430)

Net increase (decrease) in net assets	$309,706	$(666,061)	$(182,379)	$(83,466)

Net Assets Applicable to Common Shares
At beginning of year	$136,397,805	$51,580,555	$26,869,600	$22,491,934
At end of year	$136,707,511	$50,914,494	$26,687,221	$22,408,468

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$37,094	$224,343	$97,864	$83,940

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,964,583	$1,789,630	$1,879,250	$2,394,976
Net realized gain (loss) from investment transactions and financial futures contracts	(37,759)	21,477	97,333	(201,419)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(656,871)	(231,623)	154,865	(225,480)
Distributions to auction preferred shareholders —
From net investment income	(25,042)	(16,825)	(21,569)	(28,007)
Net increase in net assets from operations	$1,244,911	$1,562,659	$2,109,879	$1,940,070
Distributions to common shareholders —
From net investment income	$(1,937,961)	$(1,757,157)	$(1,780,973)	$(2,288,123)
Total distributions to common shareholders	$(1,937,961)	$(1,757,157)	$(1,780,973)	$(2,288,123)
Capital share transactions —
Reinvestment of distributions to common shareholders	$9,560	$—	$—	$—
Cost of shares repurchased (see Note 7)	(391,677)	(130,104)	—	—
Net decrease in net assets from capital share transactions	$(382,117)	$(130,104)	$—	$—

Net increase (decrease) in net assets	$(1,075,167)	$(324,602)	$328,906	$(348,053)

Net Assets Applicable to Common Shares
At beginning of year	$37,789,462	$34,557,151	$34,947,132	$42,032,861
At end of year	$36,714,295	$34,232,549	$35,276,038	$41,684,808

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$221,497	$191,098	$134,936	$335,490

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Cash Flows

	Year Ended September 30, 2016
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Net increase in net assets from operations	$12,078,461	$4,015,036	$2,915,559	$2,485,275
Distributions to auction preferred shareholders	34,297	11,631	6,274	17,098
Discount on redemption and repurchase of auction preferred shares	(1,797,750)	(1,116,000)	(582,750)	(473,625)
Net increase in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$10,315,008	$2,910,667	$2,339,083	$2,028,748
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(15,382,155)	(11,058,708)	(827,655)	—
Investments sold	15,431,130	11,622,005	2,974,644	274,231
Net amortization/accretion of premium (discount)	(108,577)	(390,331)	44,360	(170,255)
Amortization of deferred debt issuance costs	2,096	1,137	—	—
Amortization of offering costs on Institutional MuniFund Term Preferred Shares	78,295	51,092	31,007	27,869
Decrease in restricted cash	—	5,000	—	—
Decrease (increase) in interest receivable	(78,143)	53,382	46,682	(7,646)
Increase in receivable for variation margin on open financial futures contracts	(26,281)	(18,750)	(8,156)	—
Increase (decrease) in payable to affiliate for investment adviser fee	2,676	(276)	700	776
Increase in interest expense and fees payable	68,096	5,700	933	—
Increase in accrued expenses	24,976	9,782	5,485	4,610
Net change in unrealized (appreciation) depreciation from investments	(3,720,177)	(399,229)	(1,370,536)	(1,005,211)
Net realized (gain) loss from investments	(399,511)	(452,695)	(20,609)	—
Net realized loss on extinguishment of debt	33	3,203	—	—
Net cash provided by operating activities	$6,207,466	$2,341,979	$3,215,938	$1,153,122

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(6,729,703)	$(2,481,013)	$(1,163,327)	$(1,058,966)
Cash distributions paid to auction preferred shareholders	(34,651)	(12,222)	(6,647)	(16,841)
Liquidation of auction preferred shares	(38,152,250)	(23,684,000)	(12,367,250)	(10,051,375)
Proceeds from Institutional MuniFund Term Preferred Shares issued	39,950,000	24,800,000	12,950,000	10,525,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(317,621)	(207,335)	(125,926)	(113,224)
Proceeds from secured borrowings	1,400,000	1,600,000	—	—
Repayment of secured borrowings	(2,595,000)	(4,365,000)	—	—
Increase (decrease) in due to custodian	—	335,880	(1,692,542)	(91,036)
Net cash used in financing activities	$(6,479,225)	$(4,013,690)	$(2,405,692)	$(806,442)

Net increase (decrease) in cash	$(271,759)	$(1,671,711)	$810,246	$346,680

Cash at beginning of year	$2,366,645	$1,671,711	$—	$—

Cash at end of year	$2,094,886	$—	$810,246	$346,680

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$—	$8,111	$—	$—
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$752,147	$274,044	$147,074	$109,839

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Statements of Cash Flows — continued

	Year Ended September 30, 2016
Cash Flows From Operating Activities	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Net increase in net assets from operations	$4,507,497	$2,693,234	$3,829,644	$4,798,588
Distributions to auction preferred shareholders	15,805	12,081	14,782	11,340
Discount on redemption and repurchase of auction preferred shares	(781,875)	(517,500)	(663,750)	(920,250)
Net increase in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$3,741,427	$2,187,815	$3,180,676	$3,889,678
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(7,974,493)	(10,088,291)	(3,190,270)	(5,568,102)
Investments sold	4,588,957	7,813,512	2,578,060	4,485,964
Net amortization/accretion of premium (discount)	(534,386)	(10,754)	(437,154)	(264,387)
Amortization of deferred debt issuance costs	25	833	—	—
Amortization of offering costs on Institutional MuniFund Term Preferred Shares	39,173	29,054	34,748	43,926
Decrease (increase) in interest receivable	(62,245)	37,642	23,532	(19,610)
Increase in receivable for variation margin on open financial futures contracts	(12,688)	(13,593)	—	(18,125)
Increase in receivable from the transfer agent	—	—	(2,419)	—
Increase in payable to affiliate for investment adviser fee	2,652	526	1,791	1,340
Increase in interest expense and fees payable	13,813	17,287	4,804	7,045
Increase in accrued expenses	8,937	7,561	7,771	9,236
Net change in unrealized (appreciation) depreciation from investments	(2,110,858)	(443,391)	(1,395,985)	(2,063,125)
Net realized gain from investments	(118,090)	(424,505)	(120,419)	(102,322)
Net cash provided by (used in) operating activities	$(2,417,776)	$(886,304)	$685,135	$401,518

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(1,836,595)	$(1,685,467)	$(1,685,336)	$(2,228,821)
Cash distributions paid to auction preferred shareholders	(15,639)	(11,941)	(14,737)	(11,923)
Liquidation of auction preferred shares	(16,593,125)	(10,982,500)	(14,086,250)	(19,529,750)
Proceeds from Institutional MuniFund Term Preferred Shares issued	17,375,000	11,500,000	14,750,000	20,450,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(158,982)	(118,019)	(141,100)	(178,295)
Proceeds from secured borrowings	3,740,000	4,000,000	1,320,000	—
Repayment of secured borrowings	(225,000)	(2,205,000)	—	—
Net cash provided by (used in) financing activities	$2,285,659	$497,073	$142,577	$(1,498,789)

Net increase (decrease) in cash	$(132,117)	$(389,231)	$827,712	$(1,097,271)

Cash at beginning of year	$160,330	$725,317	$54,760	$1,190,737

Cash at end of year	$28,213	$336,086	$882,472	$93,466

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$2,749	$6,563	$11,488	$—
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$189,307	$171,831	$163,441	$234,714

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$13.650		$13.620	$11.840	$13.370	$12.040

Income (Loss) From Operations
Net investment income(1)	$0.666		$0.739	$0.757	$0.752	$0.778
Net realized and unrealized gain (loss)	0.369		0.046	1.785	(1.516)	1.437
Distributions to APS shareholders(1)
From net investment income	(0.003)		(0.006)	(0.005)	(0.009)	(0.011)
Discount on redemption and repurchase of APS(1)	0.180		—	—	—	—

Total income (loss) from operations	$1.212		$0.779	$2.537	$(0.773)	$2.204

Less Distributions to Common Shareholders
From net investment income	$(0.672)		$(0.749)	$(0.757)	$(0.757)	$(0.874)

Total distributions to common shareholders	$(0.672)		$(0.749)	$(0.757)	$(0.757)	$(0.874)

Net asset value — End of year (Common shares)	$14.190		$13.650	$13.620	$11.840	$13.370

Market value — End of year (Common shares)	$13.500		$12.550	$12.570	$11.200	$13.880

Total Investment Return on Net Asset Value(2)	9.27	%(3)	6.30%	22.61%	(5.83)%	18.56%

Total Investment Return on Market Value(2)	13.07%		5.89%	19.62%	(14.20)%	11.59%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$142,056	$136,708	$136,398	$118,569	$133,772
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.17%	1.11%	1.20%	1.23%	1.37%
Interest and fee expense(6)	0.58%	0.19%	0.21%	0.23%	0.28%
Total expenses(5)	1.75%	1.30%	1.41%	1.46%	1.65%
Net investment income	4.71%	5.37%	6.01%	5.83%	6.14%
Portfolio Turnover	7%	6%	10%	7%	16%
Senior Securities:
Total preferred shares outstanding(7)	1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(8)	$104,450	$101,459	$101,285	$91,314	$99,818
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 7.89%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended September 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.89%	0.84%	0.89%	0.91%	1.02%
Interest and fee expense	0.44%	0.14%	0.15%	0.17%	0.20%
Total expenses	1.33%	0.98%	1.04%	1.08%	1.22%
Net investment income	3.58%	4.06%	4.44%	4.33%	4.54%

APS	–	Auction Preferred Shares

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$13.100		$13.280	$11.770	$13.410	$11.730

Income (Loss) From Operations
Net investment income(1)	$0.611		$0.754	$0.769	$0.756	$0.777
Net realized and unrealized gain (loss)	0.146		(0.194)	1.479	(1.632)	1.712
Distributions to APS shareholders(1)
From net investment income	(0.003)		(0.009)	(0.007)	(0.013)	(0.016)
Discount on redemption and repurchase of APS(1)	0.287		—	—	—	—

Total income (loss) from operations	$1.041		$0.551	$2.241	$(0.889)	$2.473

Less Distributions to Common Shareholders
From net investment income	$(0.641)		$(0.731)	$(0.731)	$(0.751)	$(0.793)

Total distributions to common shareholders	$(0.641)		$(0.731)	$(0.731)	$(0.751)	$(0.793)

Net asset value — End of year (Common shares)	$13.500		$13.100	$13.280	$11.770	$13.410

Market value — End of year (Common shares)	$13.020		$12.540	$12.080	$11.260	$13.630

Total Investment Return on Net Asset Value(2)	8.18	%(3)	4.47%	20.12%	(6.75)%	21.62%

Total Investment Return on Market Value(2)	8.99%		9.94%	14.22%	(12.29)%	18.36%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$52,449	$50,914	$51,581	$45,732	$52,063
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.36%	1.27%	1.32%	1.34%	1.36%
Interest and fee expense(6)	0.54%	0.11%	0.12%	0.13%	0.14%
Total expenses(5)	1.90%	1.38%	1.44%	1.47%	1.50%
Net investment income	4.53%	5.69%	6.15%	5.84%	6.16%
Portfolio Turnover	14%	0%	5%	7%	15%
Senior Securities:
Total preferred shares outstanding(7)	1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(8)	$76,020	$74,528	$75,176	$69,487	$75,645
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.88%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended September 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.91%	0.85%	0.86%	0.88%	0.89%
Interest and fee expense	0.36%	0.07%	0.08%	0.09%	0.09%
Total expenses	1.27%	0.92%	0.94%	0.97%	0.98%
Net investment income	3.04%	3.80%	4.02%	3.86%	4.04%

APS	–	Auction Preferred Shares

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$15.090		$15.190	$13.530	$15.920	$14.230

Income (Loss) From Operations
Net investment income(1)	$0.619		$0.775	$0.788	$0.801	$0.821
Net realized and unrealized gain (loss)	0.703		(0.105)	1.641	(2.389)	1.728
Distributions to APS shareholders(1)
From net investment income	(0.004)		(0.010)	(0.009)	(0.015)	(0.019)
Discount on redemption and repurchase of APS(1)	0.330		—	—	—	—

Total income (loss) from operations	$1.648		$0.660	$2.420	$(1.603)	$2.530

Less Distributions to Common Shareholders
From net investment income	$(0.658)		$(0.760)	$(0.760)	$(0.787)	$(0.840)

Total distributions to common shareholders	$(0.658)		$(0.760)	$(0.760)	$(0.787)	$(0.840)

Net asset value — End of year (Common shares)	$16.080		$15.090	$15.190	$13.530	$15.920

Market value — End of year (Common shares)	$15.280		$13.650	$14.560	$12.510	$16.510

Total Investment Return on Net Asset Value(2)	11.32	%(3)	4.76%	18.82%	(10.28)%	18.26%

Total Investment Return on Market Value(2)	16.93%		(1.14)%	23.19%	(20.01)%	21.87%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$28,439	$26,687	$26,870	$23,925	$28,138
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.53%	1.41%	1.44%	1.45%	1.46%
Interest and fee expense(6)	0.53%	0.08%	0.08%	0.09%	0.09%
Total expenses(5)	2.06%	1.49%	1.52%	1.54%	1.55%
Net investment income	3.90%	5.11%	5.50%	5.31%	5.44%
Portfolio Turnover	2%	7%	1%	3%	2%
Senior Securities:
Total preferred shares outstanding(7)	543	543	543	543	543
Asset coverage per preferred share(8)	$77,375	$74,148	$74,484	$69,061	$76,820
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.04%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended September 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.03%	0.94%	0.94%	0.96%	0.97%
Interest and fee expense	0.36%	0.05%	0.05%	0.06%	0.06%
Total expenses	1.39%	0.99%	0.99%	1.02%	1.03%
Net investment income	2.63%	3.39%	3.58%	3.52%	3.61%

APS	–	Auction Preferred Shares

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$14.940		$14.860	$13.160	$15.030	$14.040

Income (Loss) From Operations
Net investment income(1)	$0.682		$0.793	$0.784	$0.789	$0.862
Net realized and unrealized gain (loss)	0.669		0.070	1.660	(1.859)	1.038
Distributions to APS shareholders(1)
From net investment income	(0.011)		(0.011)	(0.010)	(0.017)	(0.021)
Discount on redemption and repurchase of APS(1)	0.316		—	—	—	—

Total income (loss) from operations	$1.656		$0.852	$2.434	$(1.087)	$1.879

Less Distributions to Common Shareholders
From net investment income	$(0.706)		$(0.789)	$(0.734)	$(0.783)	$(0.889)

Total distributions to common shareholders	$(0.706)		$(0.789)	$(0.734)	$(0.783)	$(0.889)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.017	$—	$—	$—

Net asset value — End of year (Common shares)	$15.890		$14.940	$14.860	$13.160	$15.030

Market value — End of year (Common shares)	$15.060		$13.020	$13.010	$11.790	$16.000

Total Investment Return on Net Asset Value(2)	11.59	%(3)	6.63%	19.57%	(7.29)%	13.69%

Total Investment Return on Market Value(2)	21.36%		6.11%	16.89%	(21.98)%	24.85%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$23,835	$22,408	$22,492	$19,931	$22,759
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.65%	1.48%	1.54%	1.55%	1.54%
Interest and fee expense(6)	0.47%	—	—	—	—
Total expenses(5)	2.12%	1.48%	1.54%	1.55%	1.54%
Net investment income	4.36%	5.30%	5.60%	5.46%	5.90%
Portfolio Turnover	—	3%	30%	29%	19%
Senior Securities:
Total preferred shares outstanding(7)	533	533	533	533	533
Asset coverage per preferred share(8)	$69,719	$67,042	$67,199	$62,395	$67,701
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.37%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Interest and fee expense relates to Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.06%	0.93%	0.95%	0.96%	0.96%
Interest and fee expense	0.30%	—	—	—	—
Total expenses	1.36%	0.93%	0.95%	0.96%	0.96%
Net investment income	2.78%	3.33%	3.44%	3.39%	3.68%

APS	–	Auction Preferred Shares

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$14.240		$14.480	$13.120	$14.640	$13.180

Income (Loss) From Operations
Net investment income(1)	$0.675		$0.760	$0.755	$0.759	$0.820
Net realized and unrealized gain (loss)	0.771		(0.261)	1.318	(1.537)	1.471
Distributions to APS shareholders(1)
From net investment income	(0.006)		(0.010)	(0.009)	(0.015)	(0.019)
Discount on redemption and repurchase of APS(1)	0.303		—	—	—	—

Total income (loss) from operations	$1.743		$0.489	$2.064	$(0.793)	$2.272

Less Distributions to Common Shareholders
From net investment income	$(0.713)		$(0.750)	$(0.704)	$(0.727)	$(0.812)

Total distributions to common shareholders	$(0.713)		$(0.750)	$(0.704)	$(0.727)	$(0.812)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.021	$—	$—	$—

Net asset value — End of year (Common shares)	$15.270		$14.240	$14.480	$13.120	$14.640

Market value — End of year (Common shares)	$14.710		$13.050	$12.540	$11.730	$15.090

Total Investment Return on Net Asset Value(2)	12.67	%(3)	4.11%	16.77%	(5.48)%	17.69%

Total Investment Return on Market Value(2)	18.43%		10.17%	13.11%	(18.01)%	19.58%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015		2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$39,385	$36,714		$37,789	$34,221	$38,140
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.45%	1.29%		1.30%	1.35%	1.39%
Interest and fee expense(6)	0.52%	0.00	%(7)	0.01%	0.04%	0.12%
Total expenses(5)	1.97%	1.29%		1.31%	1.39%	1.51%
Net investment income	4.50%	5.28%		5.50%	5.35%	5.87%
Portfolio Turnover	8%	5%		5%	11%	16%
Senior Securities:
Total preferred shares outstanding(8)	784	784		784	784	784
Asset coverage per preferred share(9)	$75,237	$71,830		$73,201	$68,650	$73,649
Involuntary liquidation preference per preferred share(10)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.43%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended September 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Amount is less than 0.005%.

(8)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015		2014		2013	2012
Expenses excluding interest and fees	0.96%	0.84%		0.84%		0.88%	0.90%
Interest and fee expense	0.35%	0.00	%(7)	0.00	%(7)	0.03%	0.08%
Total expenses	1.31%	0.84%		0.84%		0.91%	0.98%
Net investment income	2.99%	3.46%		3.55%		3.50%	3.81%

APS	–	Auction Preferred Shares

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$13.390		$13.460	$12.380	$13.900	$12.760

Income (Loss) From Operations
Net investment income(1)	$0.612		$0.700	$0.736	$0.714	$0.775
Net realized and unrealized gain (loss)	0.243		(0.083)	1.037	(1.537)	1.162
Distributions to APS shareholders(1)
From net investment income	(0.005)		(0.007)	(0.006)	(0.010)	(0.013)
Discount on redemption and repurchase of APS(1)	0.202		—	—	—	—

Total income (loss) from operations	$1.052		$0.610	$1.767	$(0.833)	$1.924

Less Distributions to Common Shareholders
From net investment income	$(0.662)		$(0.687)	$(0.687)	$(0.687)	$(0.784)

Total distributions to common shareholders	$(0.662)		$(0.687)	$(0.687)	$(0.687)	$(0.784)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.007	$—	$—	$—

Net asset value — End of year (Common shares)	$13.780		$13.390	$13.460	$12.380	$13.900

Market value — End of year (Common shares)	$13.590		$12.320	$11.840	$11.120	$13.970

Total Investment Return on Net Asset Value(2)	8.28	%(3)	5.22%	15.23%	(6.01)%	15.47%

Total Investment Return on Market Value(2)	15.94%		10.09%	12.85%	(16.01)%	14.89%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$35,240	$34,233	$34,557	$31,779	$35,669
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.49%	1.37%	1.39%	1.40%	1.42%
Interest and fee expense(6)	0.54%	0.16%	0.17%	0.17%	0.22%
Total expenses(5)	2.03%	1.53%	1.56%	1.57%	1.64%
Net investment income	4.44%	5.20%	5.72%	5.33%	5.80%
Portfolio Turnover	14%	1%	7%	14%	18%
Senior Securities:
Total preferred shares outstanding(7)	530	530	530	530	530
Asset coverage per preferred share(8)	$91,492	$89,590	$90,203	$84,960	$92,301
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.69%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended September 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.09%	1.00%	1.00%	1.01%	1.02%
Interest and fee expense	0.39%	0.11%	0.12%	0.12%	0.16%
Total expenses	1.48%	1.11%	1.12%	1.13%	1.18%
Net investment income	3.23%	3.75%	4.08%	3.85%	4.18%

APS	–	Auction Preferred Shares

59	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$13.900		$13.770	$12.220	$13.800	$12.220

Income (Loss) From Operations
Net investment income(1)	$0.656		$0.741	$0.742	$0.736	$0.762
Net realized and unrealized gain (loss)	0.607		0.100	1.518	(1.584)	1.606
Distributions to APS shareholders(1)
From net investment income	(0.006)		(0.009)	(0.008)	(0.013)	(0.016)
Discount on redemption and repurchase of APS(1)	0.262		—	—	—	—

Total income (loss) from operations	$1.519		$0.832	$2.252	$(0.861)	$2.352

Less Distributions to Common Shareholders
From net investment income	$(0.669)		$(0.702)	$(0.702)	$(0.719)	$(0.772)

Total distributions to common shareholders	$(0.669)		$(0.702)	$(0.702)	$(0.719)	$(0.772)

Net asset value — End of year (Common shares)	$14.750		$13.900	$13.770	$12.220	$13.800

Market value — End of year (Common shares)	$15.000		$12.460	$12.500	$11.380	$15.200

Total Investment Return on Net Asset Value(2)	11.24	%(3)	6.63%	19.45%	(6.46)%	19.50%

Total Investment Return on Market Value(2)	26.20%		5.30%	16.44%	(20.91)%	25.85%

60	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$37,420	$35,276	$34,947	$30,995	$34,985
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.38%	1.27%	1.32%	1.33%	1.35%
Interest and fee expense(6)	0.46%	0.01%	0.03%	0.02%	0.01%
Total expenses(5)	1.84%	1.28%	1.35%	1.35%	1.36%
Net investment income	4.51%	5.33%	5.74%	5.51%	5.83%
Portfolio Turnover	5%	4%	12%	12%	12%
Senior Securities:
Total preferred shares outstanding(7)	680	680	680	680	680
Asset coverage per preferred share(8)	$80,031	$76,877	$76,393	$70,581	$76,450
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.27%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended September 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.95%	0.86%	0.87%	0.89%	0.89%
Interest and fee expense	0.31%	0.01%	0.02%	0.01%	0.01%
Total expenses	1.26%	0.87%	0.89%	0.90%	0.90%
Net investment income	3.09%	3.60%	3.78%	3.67%	3.85%

APS	–	Auction Preferred Shares

61	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$14.080		$14.200	$12.710	$14.460	$13.180

Income (Loss) From Operations
Net investment income(1)	$0.693		$0.809	$0.834	$0.812	$0.829
Net realized and unrealized gain (loss)	0.623		(0.147)	1.437	(1.742)	1.342
Distributions to APS shareholders(1)
From net investment income	(0.004)		(0.009)	(0.008)	(0.014)	(0.018)
Discount on redemption and repurchase of APS(1)	0.311		—	—	—	—

Total income (loss) from operations	$1.623		$0.653	$2.263	$(0.944)	$2.153

Less Distributions to Common Shareholders
From net investment income	$(0.753)		$(0.773)	$(0.773)	$(0.806)	$(0.873)

Total distributions to common shareholders	$(0.753)		$(0.773)	$(0.773)	$(0.806)	$(0.873)

Net asset value — End of year (Common shares)	$14.950		$14.080	$14.200	$12.710	$14.460

Market value — End of year (Common shares)	$14.500		$12.240	$12.850	$11.590	$15.780

Total Investment Return on Net Asset Value(2)	12.08	%(3)	5.29%	18.84%	(6.69)%	16.76%

Total Investment Return on Market Value(2)	25.00%		1.16%	17.93%	(22.03)%	28.88%

62	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$44,255	$41,685	$42,033	$37,619	$42,791
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.40%	1.28%	1.34%	1.35%	1.33%
Interest and fee expense(6)	0.55%	0.05%	0.08%	0.06%	0.04%
Total expenses(5)	1.95%	1.33%	1.42%	1.41%	1.37%
Net investment income	4.71%	5.69%	6.21%	5.83%	5.98%
Portfolio Turnover	7%	4%	2%	14%	11%
Senior Securities:
Total preferred shares outstanding(7)	869	869	869	869	869
Asset coverage per preferred share(8)	$75,926	$72,969	$73,370	$68,290	$74,242
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.75%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended September 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.93%	0.85%	0.86%	0.88%	0.87%
Interest and fee expense	0.37%	0.03%	0.06%	0.04%	0.03%
Total expenses	1.30%	0.88%	0.92%	0.92%	0.90%
Net investment income	3.14%	3.75%	4.02%	3.82%	3.91%

APS	–	Auction Preferred Shares

63	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of September 30, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

64

Eaton Vance

Municipal Bond Funds

September 30, 2016

Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$42,595,000	$5,650,000	$1,370,000
Interest Rate or Range of Interest Rates (%)	0.88 - 1.34	0.88	0.87 - 0.97
Collateral for Floating Rate Notes Outstanding	$57,732,849	$7,188,103	$2,221,182

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$3,740,000	$11,100,000	$2,120,000	$3,390,000
Interest Rate or Range of Interest Rates (%)	0.88	0.88 - 0.89	0.87 - 1.08	0.88
Collateral for Floating Rate Notes Outstanding	$5,699,572	$15,802,424	$2,943,738	$4,426,400

For the year ended September 30, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$42,697,295	$6,353,811	$1,370,000
Average Interest Rate	0.90%	0.80%	0.93%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$2,485,984	$9,658,265	$1,294,098	$3,390,000
Average Interest Rate	0.85%	0.87%	1.07%	0.81%

65

Eaton Vance

Municipal Bond Funds

September 30, 2016

Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Fund’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements, as defined in the Funds’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

66

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Municipal Bond Funds

September 30, 2016

Notes to Financial Statements — continued

On October 22, 2015, each Fund announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on December 2, 2015. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Tendered and Redeemed	832	766	992	518	421
Redemption Amount	$19,864,000	$18,288,250	$23,684,000	$12,367,250	$10,051,375

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Tendered and Redeemed	695	460	590	818
Redemption Amount	$16,593,125	$10,982,500	$14,086,250	$19,529,750

There were no other transactions in APS during the year ended September 30, 2016.

3  Institutional MuniFund Term Preferred Shares

On December 11, 2015, each Fund issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at September 30, 2016 was as follows:

Fund	iMTP Shares Issued and Outstanding

Municipal Fund II	1,598
California Fund II	992
Massachusetts Fund	518
Michigan Fund	421
New Jersey Fund	695
New York Fund II	460
Ohio Fund	590
Pennsylvania Fund	818

The iMTP Shares are a form of preferred shares that represent stock of the Funds. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of July 1, 2019, unless earlier redeemed or repurchased by a Fund. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At September 30, 2016, the spread to the SIFMA Municipal Swap Index Rate was 0.85% for California Fund II and New York Fund II, 1.00% for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund, and 1.05% for Municipal Fund II.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After December 31, 2016, the iMTP Shares are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Fund is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Fund’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Fund may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Fund. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Fund’s Trustees.

67

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Municipal Bond Funds

September 30, 2016

Notes to Financial Statements — continued

For financial reporting purposes, the liquidation value of the iMTP Shares is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Fund in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years.

The carrying amount of the iMTP Shares at September 30, 2016 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2016.

The average liquidation preference of the iMTP Shares during the portion of the year ended September 30, 2016 in which iMTP Shares were outstanding was as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Liquidation Preference of iMTP Shares	$39,950,000	$24,800,000	$12,950,000	$10,525,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Liquidation Preference of iMTP Shares	$17,375,000	$11,500,000	$14,750,000	$20,450,000

4  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and iMTP shareholders are recorded daily and are payable at the end of each dividend period.

The dividend rates for APS at September 30, 2016, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at September 30, 2016	1.36%	1.31%	1.36%	1.36%	1.36%
Dividends Accrued to APS Shareholders	$13,729	$20,568	$11,631	$6,274	$17,098
Average APS Dividend Rates	0.25%	0.30%	0.21%	0.22%	0.36%
Dividend Rate Ranges (%)	0.13 - 1.36	0.11 - 1.31	0.13 - 1.36	0.11 - 1.36	0.13 - 1.36

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at September 30, 2016	1.36%	1.36%	1.31%	1.36%
Dividends Accrued to APS Shareholders	$15,805	$12,081	$14,782	$11,340
Average APS Dividend Rates	0.29%	0.31%	0.30%	0.23%
Dividend Rate Ranges (%)	0.13 - 1.36	0.13 - 1.36	0.11 - 1.31	0.11 - 1.36

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2016.

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September 30, 2016

Notes to Financial Statements — continued

The dividend rates for iMTP Shares at September 30, 2016, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates for the year then ended were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

iMTP Dividend Rates at September 30, 2016	1.89%	1.69%	1.84%	1.84%
Dividends Accrued to iMTP Shareholders	$436,394	$230,219	$135,227	$109,839
Average iMTP Dividend Rates	1.41%	1.20%	1.35%	1.35%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

iMTP Dividend Rates at September 30, 2016	1.84%	1.69%	1.84%	1.84%
Dividends Accrued to iMTP Shareholders	$182,024	$106,126	$154,345	$214,369
Average iMTP Dividend Rates	1.35%	1.19%	1.35%	1.36%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2016 and September 30, 2015 was as follows:

	Year Ended September 30, 2016
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,200,358	$2,715,071	$1,304,828	$1,185,903
Ordinary income	$36	$15,903	$—	$—

	Year Ended September 30, 2016
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,035,059	$1,783,646	$1,865,951	$2,454,530
Ordinary income	$2,114	$26,591	$—	$—

	Year Ended September 30, 2015
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,556,717	$2,862,616	$1,361,564	$1,201,982
Ordinary income	$2,348	$10,805	$—	$—

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September 30, 2016

Notes to Financial Statements — continued

	Year Ended September 30, 2015
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,944,871	$1,755,504	$1,802,542	$2,316,130
Ordinary income	$18,132	$18,478	$—	$—

During the year ended September 30, 2016, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization, accretion of market discount, non-deductible expenses and the treatment of iMTP Shares as equity for tax purposes.

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Change in:
Paid-in capital	$(760,387)	$(127,257)	$(54,672)	$(53,417)
Accumulated net realized loss	$670,226	$44,468	$5,875	$9,762
Accumulated undistributed net investment income	$90,161	$82,789	$48,797	$43,655

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(62,838)	$(94,537)	$(141,732)	$(67,591)
Accumulated net realized loss	$11,247	$19,184	$131,099	$22,972
Accumulated undistributed net investment income	$51,591	$75,353	$10,633	$44,619

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Undistributed tax-exempt income	$34,176	$179,747	$72,397	$75,381
Capital loss carryforwards and deferred capital losses	$(24,126,873)	$(11,702,440)	$(2,999,038)	$(1,186,508)
Net unrealized appreciation	$23,167,197	$7,910,907	$5,941,374	$3,634,145
Other temporary differences	$(691)	$(67)	$(24)	$(313)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Undistributed tax-exempt income	$160,001	$128,082	$98,638	$191,731
Capital loss carryforwards and deferred capital losses	$(5,734,443)	$(6,242,151)	$(6,559,846)	$(5,844,629)
Net unrealized appreciation	$7,639,249	$4,674,488	$7,737,783	$7,093,075
Other temporary differences	$(332)	$(196)	$(403)	$(50)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and residual interest bonds.

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Municipal Bond Funds

September 30, 2016

Notes to Financial Statements — continued

At September 30, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2017	$2,011,041	$1,365,711	$94,578	$—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforwards	$14,827,635	$6,235,997	$1,375,246	$1,095,400

Deferred capital losses:
Short-term	$2,517,385	$1,478,614	$673,878	$91,108
Long-term	$6,781,853	$3,987,829	$949,914	$—

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2017	$244,927	$1,233,356	$1,620,085	$—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforwards	$3,674,958	$4,327,097	$5,671,139	$2,874,946

Deferred capital losses:
Short-term	$932,752	$913,692	$613,512	$990,127
Long-term	$1,126,733	$1,001,362	$275,195	$1,979,556

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$158,592,494	$72,095,108	$34,739,159	$32,698,240

Gross unrealized appreciation	$23,403,118	$8,036,060	$5,969,189	$3,656,360
Gross unrealized depreciation	(235,921)	(125,153)	(27,814)	(22,215)

Net unrealized appreciation	$23,167,197	$7,910,907	$5,941,375	$3,634,145

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September 30, 2016

Notes to Financial Statements — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$50,620,510	$42,781,377	$45,223,123	$57,869,435

Gross unrealized appreciation	$7,716,243	$4,985,656	$7,757,252	$7,143,449
Gross unrealized depreciation	(76,994)	(311,168)	(19,468)	(50,374)

Net unrealized appreciation	$7,639,249	$4,674,488	$7,737,784	$7,093,075

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding preferred shares issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS and iMTP Shares then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the year ended September 30, 2016, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$1,257,691	$464,976	$236,350	$202,362

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$332,213	$316,711	$301,818	$377,469

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2016 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$15,382,155	$13,503,908	$827,655	$—
Sales	$15,431,130	$11,622,005	$820,644	$—

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$7,974,493	$10,088,291	$3,190,270	$4,739,037
Sales	$4,588,957	$7,813,512	$2,578,060	$4,485,964

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Notes to Financial Statements — continued

7  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. For the year ended September 30, 2016, the California Fund II, New Jersey Fund, New York Fund II and Ohio Fund issued 597, 178, 469 and 775 common shares, respectively, pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds. For the year ended September 30, 2015, the California Fund II and New Jersey Fund issued 529 and 678 common shares, respectively, pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the year ended September 30, 2016. During the year ended September 30, 2015, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended September 30, 2015
	Michigan Fund	New Jersey Fund	New York Fund II

Common shares repurchased	14,000	30,600	10,900
Cost, including brokerage commissions, of common shares repurchased	$184,430	$391,677	$130,104
Average price per share	$13.17	$12.80	$11.94
Weighted average discount per share to NAV	12.28%	12.29%	11.72%

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2016, the California Fund II had a payment due to SSBT pursuant to the foregoing arrangement of $335,880. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2016. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2016. The Funds’ average overdraft advances during the year ended September 30, 2016 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2016 is included in the Portfolio of Investments. At September 30, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2016 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund

Asset Derivative:
Futures Contracts	$82,096	(1)	$44,310	(1)	$25,478	(1)

Total	$82,096		$44,310		$25,478

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September 30, 2016

Notes to Financial Statements — continued

	New Jersey Fund		New York Fund II		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$39,632	(1)	$42,463	(1)	$56,618	(1)

Total	$39,632		$42,463		$56,618

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2016 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(638,363	)(1)	$(418,419	)(1)	$(198,113	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$163,486	(2)	$107,062	(2)	$50,737	(2)

	New Jersey Fund		New York Fund II		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(308,175	)(1)	$(330,188	)(1)	$(440,251	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$78,924	(2)	$84,561	(2)	$112,749	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2016, which is indicative of the volume of this derivative type, was approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Notional Amount:

Futures Contracts — Short	$4,675,000	$4,354,000	$1,451,000

	New Jersey Fund	New York Fund II	Pennsylvania Fund

Average Notional Amount:

Futures Contracts — Short	$2,257,000	$2,418,000	$3,224,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

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Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$224,354,691	$—	$224,354,691

Total Investments	$—	$224,354,691	$—	$224,354,691

Futures Contracts	$82,096	$—	$—	$82,096

Total	$82,096	$224,354,691	$—	$224,436,787

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$85,656,015	$—	$85,656,015

Total Investments	$—	$85,656,015	$—	$85,656,015

Futures Contracts	$44,310	$—	$—	$44,310

Total	$44,310	$85,656,015	$—	$85,700,325

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$42,050,534	$—	$42,050,534

Total Investments	$—	$42,050,534	$—	$42,050,534

Futures Contracts	$25,478	$—	$—	$25,478

Total	$25,478	$42,050,534	$—	$42,076,012

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$36,332,385	$—	$36,332,385

Total Investments	$—	$36,332,385	$—	$36,332,385

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,999,759	$—	$61,999,759

Total Investments	$—	$61,999,759	$—	$61,999,759

Futures Contracts	$39,632	$—	$—	$39,632

Total	$39,632	$61,999,759	$—	$62,039,391

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September 30, 2016

Notes to Financial Statements — continued

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,555,865	$—	$58,555,865

Total Investments	$—	$58,555,865	$—	$58,555,865

Futures Contracts	$42,463	$—	$—	$42,463

Total	$42,463	$58,555,865	$—	$58,598,328

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,080,907	$—	$55,080,907

Total Investments	$—	$55,080,907	$—	$55,080,907

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$68,352,510	$—	$68,352,510

Total Investments	$—	$68,352,510	$—	$68,352,510

Futures Contracts	$56,618	$—	$—	$56,618

Total	$56,618	$68,352,510	$—	$68,409,128

The Funds held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

76

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September 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2016, the results of their operations their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 17, 2016

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Municipal Bond Funds

September 30, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2016, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Municipal Bond Fund II	100.00%
California Municipal Bond Fund II	99.42%
Massachusetts Municipal Bond Fund	100.00%
Michigan Municipal Bond Fund	100.00%
New Jersey Municipal Bond Fund	99.90%
New York Municipal Bond Fund II	98.53%
Ohio Municipal Bond Fund	100.00%
Pennsylvania Municipal Bond Fund	100.00%

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September 30, 2016

Annual Meeting of Shareholders (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 21, 2016. The following action was taken by the shareholders:

Item 1:  The election of Scott E. Eston, Thomas E. Faust Jr. and Cynthia E. Frost as Class II Trustees of each Fund for a three-year term expiring in 2019.

	Nominee for Class II Trustee Elected by All Shareholders: Scott E. Eston	Nominee for Class II Trustee Elected by All Shareholders: Thomas E. Faust Jr.	Nominee for Class II Trustee Elected by All Shareholders: Cynthia E. Frost
Municipal Fund II
For	7,575,856	7,568,235	7,590,054
Withheld	1,551,327	1,558,948	1,537,129
California Fund II
For	3,162,450	3,162,450	3,078,591
Withheld	375,280	375,280	459,139
Massachusetts Fund
For	1,639,445	1,639,445	1,639,445
Withheld	15,689	15,689	15,689
Michigan Fund
For	1,330,678	1,345,443	1,333,043
Withheld	57,119	42,354	54,754
New Jersey Fund
For	2,173,251	2,173,178	2,189,752
Withheld	163,059	163,132	146,558
New York Fund II
For	2,126,664	2,126,664	2,171,389
Withheld	124,370	124,370	79,645
Ohio Fund
For	2,258,906	2,259,306	2,279,134
Withheld	126,539	126,139	106,311
Pennsylvania Fund
For	2,471,371	2,453,171	2,450,923
Withheld	42,012	60,212	62,460

79

Eaton Vance

Municipal Bond Funds

September 30, 2016

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

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Eaton Vance

Municipal Bond Funds

September 30, 2016

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of September 30, 2016, Fund records indicate that there are 11, 4, 3, 4, 6, 11, 5 and 23 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,622, 1,230, 763, 865, 1,007, 986, 1,333 and 1,507 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II                                    EIV

California Municipal Bond Fund II                   EIA

Massachusetts Municipal Bond Fund             MAB

Michigan Municipal Bond Fund                      MIW

New Jersey Municipal Bond Fund                           EMJ

New York Municipal Bond Fund II                          NYH

Ohio Municipal Bond Fund                                      EIO

Pennsylvania Municipal Bond Fund                       EIP

81

Eaton Vance

Municipal Bond Funds

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II

•	Eaton Vance California Municipal Bond Fund II

•	Eaton Vance Massachusetts Municipal Bond Fund

•	Eaton Vance Michigan Municipal Bond Fund

•	Eaton Vance New Jersey Municipal Bond Fund

•	Eaton Vance New York Municipal Bond Fund II

•	Eaton Vance Ohio Municipal Bond Fund

•	Eaton Vance Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered the abilities and experience

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Eaton Vance

Municipal Bond Funds

September 30, 2016

Board of Trustees’ Contract Approval — continued

of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds, and, with respect to Eaton Vance Michigan Municipal Bond Fund, certain Fund specific factors, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale.

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Eaton Vance

Municipal Bond Funds

September 30, 2016

Board of Trustees’ Contract Approval — continued

The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

85

Eaton Vance

Municipal Bond Funds

September 30, 2016

Management and Organization

Fund Management.  The Trustees and officers of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2019. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Funds.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2019. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Class I Trustee	Until 2018. Trustee since 2016.

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Class II Trustee	Until 2019. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class III Trustee	Until 2017. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

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Eaton Vance

Municipal Bond Funds

September 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Class I Trustee	Until 2018. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Class I Trustee	Until 2018. Chairperson of the Board since 2016 and Trustee since 2003.

Private investor. Formerly, Consultant (management and transactional)
(2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee(4)	Until 2017.(5) Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Class III Trustee	Until 2017. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Class I Trustee(4)	Until 2018. Trustee since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

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Eaton Vance

Municipal Bond Funds

September 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Class II Trustee	Until 2019. Trustee since 2016.

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Funds	Officer Since(6)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)	APS Trustee.
(5)	Due to a lack of quorum of APS, the Funds were unable to act on election of Ms. Peters. Accordingly, Ms. Peters will remain in office and continue to serve as Trustee of each Fund.
(6)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

88

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer and Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1557    9.30.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2015 and September 30, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	9/30/15	9/30/16
Audit Fees	$23,800	$24,000
Audit-Related Fees(1)	$0	$3,500
Tax Fees(2)	$8,024	$8,104
All Other Fees(3)	$0	$0

Total	$31,824	$35,604

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees incurred to satisfy the requirements of the underwriter in conjunction with the private offering of the registrant’s Institutional MuniFund Term Preferred Shares (iMTP Shares).
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended September 30, 2015 and September 30, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/15	9/30/16
Registrant	$8,024	$11,604
Eaton Vance(1)	$46,000	$56,434

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Ralph F. Verni (Chair), Scott E. Eston, George J. Gorman, William H. Park and Scott E. Wennerholm are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of each Fund. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II, Cynthia J. Clemson, portfolio manager of Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Municipal Bond Fund II and Eaton Vance Ohio Municipal Bond Fund and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund, are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of Eaton Vance California Municipal Bond Fund II since January 2014, of Eaton Vance Massachusetts Municipal Bond Fund since February 2010, and of Eaton Vance New York Municipal Bond Fund II since November 2005, has been an EVM analyst since 1998 and is Co-Director of the Municipal Investments Group. Ms. Clemson is a Vice President of EVM, has been a portfolio manager of Eaton Vance Michigan Municipal Bond Fund since July 2015, of Eaton Vance Municipal Bond Fund II since March 2014, of Eaton Vance Ohio Municipal Bond Fund since July 2015 and is Co-Director of the Municipal Investments Group. Mr. Weigold is a Vice President of EVM, has been a portfolio manager of Eaton Vance New Jersey Municipal Bond Fund since February 2010 and of Eaton Vance Pennsylvania Municipal Bond Fund since October 2007 and has been an EVM credit analyst since 1991. Messrs. Brandon and Weigold and Ms. Clemson have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of the filing of this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	18	$6,840.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Cynthia J. Clemson
Registered Investment Companies	13	$5,164.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	17	$3,305.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
California Municipal Bond Fund II
Craig R. Brandon	None

Massachusetts Municipal Bond Fund
Craig R. Brandon	None

Michigan Municipal Bond Fund
Cynthia J. Clemson	None

Municipal Bond Fund II
Cynthia J. Clemson	None

New Jersey Municipal Bond Fund
Adam A. Weigold	None

New York Municipal Bond Fund II
Craig R. Brandon	None

Ohio Municipal Bond Fund
Cynthia J. Clemson	None

Pennsylvania Municipal Bond Fund
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Trust’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Trust and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Trust and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Trust. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC’s”) nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 17, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 17, 2016